Summary of Significant Accounting Policies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2014 USD ($) Derivative	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Summary of Significant Accounting Policies [Abstract]
Payments to Acquire Businesses, Gross	$ 13,000
Percentage of total revenue (international)	56.10%	52.30%	48.70%
Effect of exchange rate changes on cash	$ (28,243)	$ (5,139)	$ 8,422
Devaluation of Venezuelan balance sheet	12,101	1,584	0
Advertising expense	16,708	9,812	11,316
Research, development and engineering expense	$ 93,617	$ 92,315	$ 85,881
Cash equivalents, maturity period	3 months
Expected rate of return period	20 years
Amortization of unrecognized net gain (loss)	5.00%
Gain (loss) on disposal	$ 13,709
Line of Credit Facility, Interest Rate Description	LIBOR
Cost of sales - services
Summary of Significant Accounting Policies [Abstract]
Inventory write-down	$ 4,073
Financial self-service
Summary of Significant Accounting Policies [Abstract]
Service contract term	12 months
Software Solutions [Member]
Summary of Significant Accounting Policies [Abstract]
Service contract term	12 months
VENEZUELA
Summary of Significant Accounting Policies [Abstract]
Effect of exchange rate changes on cash	$ (6,051)
VENEZUELA | Maximum
Summary of Significant Accounting Policies [Abstract]
Percent of total assets	1.00%
Percent of total net sales	1.00%
Interest Rate Swap
Summary of Significant Accounting Policies [Abstract]
Number of interest rate swap contracts | Derivative	2
SICAD [Member]
Summary of Significant Accounting Policies [Abstract]
Foreign currency exchange rate	50.86
VENEZUELA GOVERNMENT [Member]
Summary of Significant Accounting Policies [Abstract]
Foreign currency exchange rate	6.30